Summary of Significant Accounting Policies - Cash and Cash Equivalents - 10Q (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 66,633	$ 148,210		$ 82,021
Restricted cash	339	508		0
Total cash, cash equivalents and restricted cash	$ 66,972	$ 148,718	$ 45,563	$ 82,021	$ 70,544